Share-Based Compensation - Summary Of Continuity of PSUs (Detail) - Performance Share Units [Member] - Financial Year 2025 Plan [Member] - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Terms And Conditions Of Performance Share based Payment Arrangement [Line Items]
Opening balance	231,898	178,407
Granted	953,783	404,211
Awards not eligible for vesting	0	(325,390)
Dividend equivalents and other adjustments, net of cancellations	(63,146)	(25,331)
Vested and settled	(73,496)	0
Ending balance	1,049,039	231,898